                           COLUMBIA FUNDS SERIES TRUST
                          NATIONS STRATEGIC GROWTH FUND
                       NATIONS LARGECAP ENHANCED CORE FUND
                           NATIONS LARGECAP INDEX FUND
                           NATIONS MARSICO GROWTH FUND
                      NATIONS MARSICO FOCUSED EQUITIES FUND
                            NATIONS MIDCAP VALUE FUND
                            NATIONS MIDCAP INDEX FUND
                       NATIONS MARSICO MIDCAP GROWTH FUND
                        NATIONS MARSICO 21ST CENTURY FUND
                           NATIONS SMALLCAP VALUE FUND
                           NATIONS SMALLCAP INDEX FUND
                           NATIONS SMALL COMPANY FUND
                NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND
                        NATIONS INTERNATIONAL EQUITY FUND
                            NATIONS GLOBAL VALUE FUND
                        NATIONS INTERNATIONAL VALUE FUND
                       NATIONS CONVERTIBLE SECURITIES FUND
                        NATIONS LIFEGOAL INCOME PORTFOLIO
                  NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
                   NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
                        NATIONS LIFEGOAL GROWTH PORTFOLIO
                          NATIONS ASSET ALLOCATION FUND
                         NATIONS SHORT-TERM INCOME FUND
                         NATIONS INTERMEDIATE BOND FUND
                                NATIONS BOND FUND
                          NATIONS HIGH YIELD BOND FUND
                    NATIONS SHORT-TERM MUNICIPAL INCOME FUND
                          NATIONS MUNICIPAL INCOME FUND
                NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
             NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               NATIONS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
             NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                 NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS CALIFORNIA TAX-EXEMPT RESERVES
                              NATIONS CASH RESERVES
                           NATIONS GOVERNMENT RESERVES
                          NATIONS MONEY MARKET RESERVES
                           NATIONS MUNICIPAL RESERVES
                           NATIONS TAX-EXEMPT RESERVES
                      NATIONS NEW YORK TAX-EXEMPT RESERVES
                            NATIONS TREASURY RESERVES
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 26, 2005
           TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

         Effective September 26, 2005, the Statement of Additional Information for all share classes of the Funds (each, a "Fund") noted above is hereby supplemented by changing each Fund's name, and all references thereto, as follows:

FROM:                                                                               TO:
---------------------------------------------------------------------      ---------------------------------------------------------
Nations Strategic Growth Fund                                      ->      Columbia Large Cap Core Fund
Nations LargeCap Enhanced Core Fund                                ->      Columbia Large Cap Enhanced Core Fund
Nations LargeCap Index Fund                                        ->      Columbia Large Cap Index Fund
Nations Marsico Growth Fund                                        ->      Columbia Marsico Growth Fund

Nations Marsico Focused Equities Fund                              ->      Columbia Marsico Focused Equities Fund
Nations MidCap Value Fund                                          ->      Columbia Mid Cap Value Fund
Nations MidCap Index Fund                                          ->      Columbia Mid Cap Index Fund
Nations Marsico MidCap Growth Fund                                 ->      Columbia Marsico Mid Cap Growth Fund
Nations Marsico 21st Century Fund                                  ->      Columbia Marsico 21st Century Fund
Nations SmallCap Value Fund                                        ->      Columbia Small Cap Value II Fund
Nations SmallCap Index Fund                                        ->      Columbia Small Cap Index Fund
Nations Small Company Fund                                         ->      Columbia Small Cap Growth Fund II
Nations Marsico International Opportunities Fund                   ->      Columbia Marsico International Opportunities Fund
Nations International Equity Fund                                  ->      Columbia Multi-Advisor International Equity Fund
Nations Global Value Fund                                          ->      Columbia Global Value Fund
Nations International Value Fund                                   ->      Columbia International Value Fund
Nations Convertible Securities Fund                                ->      Columbia Convertible Securities Fund
Nations LifeGoal Income Portfolio                                  ->      Columbia LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio                       ->      Columbia LifeGoal Income and Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio                         ->      Columbia LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio                                  ->      Columbia LifeGoal Growth Portfolio
Nations Asset Allocation Fund                                      ->      Columbia Asset Allocation Fund II
Nations Short-Term Income Fund                                     ->      Columbia Short Term Bond Fund
Nations Intermediate Bond Fund                                     ->      Columbia Intermediate Core Bond Fund
Nations Bond Fund                                                  ->      Columbia Total Return Bond Fund
Nations High Yield Bond Fund                                       ->      Columbia High Income Fund
Nations Short-Term Municipal Income Fund                           ->      Columbia Short Term Municipal Bond Fund
Nations Municipal Income Fund                                      ->      Columbia Municipal Income Fund
Nations Maryland Intermediate Municipal Bond Fund                  ->      Columbia Maryland Intermediate Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund            ->      Columbia North Carolina Intermediate Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund                  ->      Columbia Virginia Intermediate Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund                   ->      Columbia Georgia Intermediate Municipal Bond Fund
Nations California Intermediate Municipal Bond Fund                ->      Columbia California Intermediate Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund            ->      Columbia South Carolina Intermediate Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund                     ->      Columbia Texas Intermediate Municipal Bond Fund
Nations California Tax-Exempt Reserves                             ->      Columbia California Tax-Exempt Reserves
Nations Cash Reserves                                              ->      Columbia Cash Reserves
Nations Government Reserves                                        ->      Columbia Government Reserves
Nations Money Market Reserves                                      ->      Columbia Money Market Reserves
Nations Municipal Reserves                                         ->      Columbia Municipal Reserves
Nations Tax-Exempt Reserves                                        ->      Columbia Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves                               ->      Columbia New York Tax-Exempt Reserves
Nations Treasury Reserves                                          ->      Columbia Treasury Reserves

         In addition, effective September 26, 2005, Nations Funds Trust will change its name to Columbia Funds Series Trust, and effective September 30, 2005, Banc of America Capital Management, LLC will change its name to Columbia Management Advisors, LLC. Accordingly, the Statement of Additional Information for all share classes of the Funds is hereby supplemented by changing all references to Nations Funds Trust and Banc of America Capital Management, LLC to Columbia Funds Series Trust and Columbia Management Advisors, LLC, respectively, throughout the Statement of Additional Information.

         Also, the following will be added as the final bullet points in the section "Non-Fundamental Policies":

- Nations Strategic Growth Fund will invest at least 80% of its assets in large capitalization companies whose market capitalizations are within the range of the companies within the S&P Index at the time of purchase.

- Nations Short-Term Income Fund will invest at least 80% of its assets in bonds.